Schedule of Investments - September 30, 2019
Hotchkis & Wiley International Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United Kingdom	32.41%
Japan	11.72%
United States	10.56%
France	9.11%
Netherlands	8.24%
Italy	5.67%
Germany	3.83%
Switzerland	3.66%
Brazil	3.16%
Canada	3.15%
Sweden	2.04%
Finland	1.43%
Taiwan	1.08%
Cayman Islands	1.04%
Luxembourg	0.44%
Denmark	0.38%
United Arab Emirates	0.23%
Short-term securities and other assets in excess of liabilities	1.85%
* Based on country of risk.

	Shares
COMMON STOCKS - 98.15%	Held	Value
COMMUNICATION SERVICES - 3.94%
Media - 0.44%
RTL Group SA (v)	216	$10,386

Wireless Telecommunication Services - 3.50%
Vodafone Group PLC (v)	40,846	81,377
TOTAL COMMUNICATION SERVICES		91,763

CONSUMER DISCRETIONARY - 8.12%
Auto Components - 3.15%
Magna International, Inc.	1,372	73,169

Automobiles - 1.53%
Bayerische Motoren Werke AG (v)	641	35,609

Household Durables - 1.91%
Haseko Corp. (v)	3,800	44,442

Leisure Products - 0.60%
Sega Sammy Holdings, Inc. (v)	1,000	14,028

Specialty Retail - 0.93%
Kingfisher PLC (v)	7,866	19,991
Pendragon PLC (v)	15,032	1,681
		21,672
TOTAL CONSUMER DISCRETIONARY		188,920

CONSUMER STAPLES - 7.70%
Beverages - 3.43%
Britvic PLC (v)	2,100	25,372
Heineken Holding NV (v)	547	54,421
		79,793
Food & Staples Retailing - 0.94%
Tesco PLC (v)	7,396	21,866

Food Products - 1.43%
Ezaki Glico Company Ltd. (v)	800	33,288

Personal Products - 1.52%
Unilever PLC (v)	588	35,340

Tobacco - 0.38%
Scandinavian Tobacco Group (r)	757	8,858
TOTAL CONSUMER STAPLES		179,145

ENERGY - 10.70%
Energy Equipment & Services - 4.42%
Borr Drilling Ltd. (a) (v)	1,059	5,458
Frank's International NV (a)	14,257	67,721
Subsea 7 SA (v)	2,900	29,828
		103,007
Oil, Gas & Consumable Fuels - 6.28%
Cairn Energy PLC (a) (v)	23,436	55,197
Kosmos Energy Ltd.	5,768	35,992
Rockhopper Exploration PLC (a) (v)	42,625	10,110
Royal Dutch Shell PLC (v)	1,527	44,782
		146,081
TOTAL ENERGY		249,088

FINANCIALS - 30.08%
Banks - 15.70%
Barclays PLC (v)	25,417	46,831
BNP Paribas SA (v)	1,224	59,507
Credito Valtellinese SpA (a) (v)	620,067	42,238
ING Groep NV (v)	4,667	48,755
Royal Bank of Scotland Group PLC (v)	16,700	42,566
Societe Generale SA (v)	2,771	75,904
UniCredit SpA (v)	4,200	49,505
		365,306
Capital Markets - 2.07%
Credit Suisse Group AG (a) (v)	3,948	48,296

Insurance - 12.31%
Aviva PLC (v)	2,280	11,193
Enstar Group Ltd. (a)	389	73,879
Global Indemnity Ltd.	968	24,171
Legal & General Group PLC (v)	3,770	11,507
RSA Insurance Group PLC (v)	4,926	32,320
Tokio Marine Holdings, Inc. (v)	1,800	96,565
Zurich Insurance Group AG (v)	96	36,769
		286,404
TOTAL FINANCIALS		700,006

HEALTH CARE - 8.60%
Health Care Equipment & Supplies - 3.56%
Koninklijke Philips NV (v)	948	43,806
Medtronic PLC	360	39,103
		82,909
Pharmaceuticals - 5.04%
Bayer AG (v)	760	53,545
GlaxoSmithKline PLC (v)	2,309	49,492
Sanofi (v)	153	14,173
		117,210
TOTAL HEALTH CARE		200,119

INDUSTRIALS - 19.85%
Aerospace & Defense - 9.78%
Airbus SE (v)	400	51,932
BAE Systems PLC (v)	14,575	102,072
Embraer SA - ADR	4,269	73,640
		227,644
Air Freight & Logistics - 3.09%
Royal Mail PLC (v)	27,629	71,737

Construction & Engineering - 0.45%
Bouygues SA (v)	261	10,452

Machinery - 6.27%
CNH Industrial NV (v)	1,759	17,912
CNH Industrial NV	8,653	87,827
Danieli & C Officine Meccaniche SpA (v)	3,747	40,201
		145,940
Professional Services - 0.26%
Hudson Global, Inc. (a)	499	6,123
TOTAL INDUSTRIALS		461,896

INFORMATION TECHNOLOGY - 7.73%
Communications Equipment - 2.04%
Telefonaktiebolaget LM Ericsson (v)	5,944	47,471

Electronic Equipment, Instruments & Components - 4.61%
Hitachi Ltd. (v)	1,600	59,920
Nippon Electric Glass Company Ltd. (v)	1,100	24,596
TE Connectivity Ltd.	245	22,829
		107,345
Semiconductors & Semiconductor Equipment - 1.08%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	540	25,099
TOTAL INFORMATION TECHNOLOGY		179,915

MATERIALS - 1.43%
Chemicals - 1.43%
Tikkurila Oyj	2,253	33,250
TOTAL MATERIALS		33,250

Total common stocks (Cost $2,461,011)		2,284,102

Total long-term investments (Cost $2,461,011)		2,284,102
	Principal
SHORT-TERM INVESTMENTS - 2.21%	Amount
Time Deposits - 2.21%
BNP Paribas, 1.25%, 10/01/2019 *	$51,279	51,279
Total short-term investments (Cost $51,279)		51,279

Total investments - 100.36% (Cost $2,512,290)		2,335,381

Liabilities in excess of other assets - (0.36)%		(8,275)

Net assets - 100.00%		$2,327,106

(a)	-	Non-income producing security.
(r)	-
Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $8,858, which represented 0.38% of net assets.

(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,712,441, which represented 73.59% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$571,661
Time Deposits	51,279
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	91,763
Consumer Discretionary	115,751
Consumer Staples	170,287
Energy	145,375
Financials	601,956
Health Care	161,016
Industrials	294,306
Information Technology	131,987
Level 3 --- Significant unobservable inputs	-

Total Investments	$2,335,381

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.